Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Restricted cash	$ 45,297	$ 25,947
Allowance for accounts receivable	762,992	270,693
Realizable value, inventories	$ 172,070	114,214
Amortized useful life, term	10 years
Refund liabilities	$ 122,773	472,282
Advance from customers	77,366	257,449
Marketing and advertising expenses	707,243	1,119,680
Accumulated other comprehensive income	956,142	527,786
Cash and cash equivalents	15,524,322	13,333,028
Allowance for accounts receivable	762,992	270,693
Allowances for prepayments, receivables and other current assets		$ 1,090,759
Concentration risks, percentage	10.00%
Accounts Receivable [Member] | Customer Two [Member]
Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage	10.00%	10.00%
Total Purchase [Member] | Five Suppliers [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risks, percentage	10.00%	10.00%